Share option (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program
(1)	The terms and conditions related to the grants of the share options under the share option program are as follows:

Parent Company
Series
	1-1	1-2	1-3	2(*)
Grant date		March 24, 2017		February 20, 2018
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares
Number of shares (in shares)	22,168	22,168	22,168	1,358
Exercise price (in won)	246,750	266,490	287,810	254,120
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 21, 2020~ Feb. 20, 2023
Vesting conditions	2 years’ service from the grant date	3 years’ service from the grant date	4 years’ service from the grant date	2 years’ service from the grant date

(*)	Parts of the grant that have not met the vesting conditions have been forfeited during the year ended December 31, 2018.

One Store Co., Ltd.
Grant date	April 27, 2018
Types of shares to be issued	Common shares of One Store Co., Ltd.
Grant method	Issuance of new shares
Number of shares (in shares)	1,032,000
Exercise price (in won)	5,390
Exercise period	Apr. 28, 2020~ Apr. 27, 2024
Vesting conditions	2 years’ service from the grant date

Summary of Share Compensation Expense Recognized
(2)	Share compensation expense recognized during the year ended December 31, 2018 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
During the year ended December 31, 2017	￦	414
During the year ended December 31, 2018		789
In subsequent periods		804

	￦	2,007

Summary of Inputs Used in Binomial Option Pricing Model
(3)	The Group used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

	Parent Company				One Store Co., Ltd.
	1-1	1-2	1-3	2
Risk-free interest rate	1.86%	1.95%	2.07%	2.63%	2.61%
Estimated option’s life	5 years	6 years	7 years	5 years	6 years
Share price(*) (Closing price on the preceding day in won)	262,500	262,500	262,500	243,500	4,925
Expected volatility	13.38%	13.38%	13.38%	16.45%	9.40%
Expected dividends	3.80%	3.80%	3.80%	3.70%	0.00%
Exercise price (in won)	246,750	266,490	287,810	254,120	5,390
Per share fair value of the option (in won)	27,015	20,240	15,480	23,988	566

(*)	One Store Co., Ltd., a subsidiary of the Parent Company, is an unlisted stock, and the share price is calculated using the discounted cash flow model.